CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Products and services	$ 306,692	$ 628,905	$ 1,085,630	$ 1,352,846	$ 2,488,624	$ 3,759,635
Lease income	14,427	16,056	29,278	32,493	63,421	69,358
Total revenues, net	321,119	644,961	1,114,908	1,385,339	2,552,045	3,828,993
Operating Expenses:
Cost of sales	61,798	189,261	417,521	365,724	669,523	1,256,853
General and administrative	2,389,794	2,007,038	3,872,916	4,147,869	7,892,046	10,358,186
Research and development	190,339	366,292	620,740	796,962	1,614,054	894,849
Impairment loss	163,822		1,035,629		1,671,804	148,627
Depreciation and amortization	321,987	166,908	647,331	327,696	790,367	493,697
Total operating expenses	3,127,740	2,729,499	6,594,137	5,638,251	12,637,794	13,152,212
Loss from operations	(2,806,621)	(2,084,538)	(5,479,229)	(4,252,912)	(10,085,749)	(9,323,219)
Other Income (Expense):
Interest expense	(310,153)	(93,260)	(489,203)	(180,150)	(375,598)	(757,801)
Other (expense) income, net	(342,082)	6,271	(1,317,971)	12,497	23,920	83,649
Other expense, net	(652,235)	(86,989)	(1,807,174)	(167,653)	(351,678)	(674,152)
Loss before income taxes	(3,458,856)	(2,171,527)	(7,286,403)	(4,420,565)	(10,437,427)	(9,997,371)
Income tax expense	(3,592)	(4,264)	(12,466)	(17,965)	(62,931)	(30,242)
Net loss	$ (3,462,448)	$ (2,175,791)	$ (7,298,869)	$ (4,438,530)	$ (10,500,358)	$ (10,027,613)
Net loss per share - Basic and Diluted	$ (0.01)	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted Average Shares Outstanding - Basic and Diluted	523,234,921	479,787,679	524,207,499	476,369,338	498,747,396	429,852,594